ACCOUNTS AND FUNDS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS AND FUNDS RECEIVABLE, NET
ACCOUNTS AND FUNDS RECEIVABLE, NET

6. ACCOUNTS AND FUNDS RECEIVABLE, NET

        Accounts receivable as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Trade receivables	862	1,339	41.5
Allowance for doubtful accounts	(64)	(89)	(2.7)

Total accounts receivable	798	1,250	38.8

        Funds receivable as of December 31, 2010 and 2011 consisted of the following:

	2010	2011	2011
	RUR	RUR	$
Funds receivable	76	185	5.8
Allowance for doubtful accounts	(27)	(11)	(0.4)

Total funds receivable	49	174	5.4

        Movements in the allowance for doubtful accounts are as follows:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Balance at the beginning of the period	41	67	91	2.8
Charges to expenses	31	24	25	0.8
Utilization	(5)	—	(16)	(0.5)

Balance at the end of the period	67	91	100	3.1